Goodwill and Other Intangible Assets, Net (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period for other intangible assets	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period for other intangible assets	20 years